Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (2,348)	€ (871)	€ (1,724)
Deferred tax liability asset	1,312	187	634
Total	(1,036)	(684)	(1,090)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(332)	(6)	(1,065)
Deferred tax liability asset	514	0	0
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(2,016)	(865)	(659)
Deferred tax liability asset	€ 798	€ 187	€ 634